Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 12: - SEGMENT INFORMATION

The Company operates as a single operating and reportable segment and is managed on a consolidated basis. The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), allocates resources and evaluates performance primarily based on net loss.

The CODM regularly reviews revenues, operating expenses by function, assets, liabilities and cash balances. The CODM also reviews stock-based compensation expense separately from the consolidated statements of operations and Adjusted EBITDA. Assets, liabilities, and cash balances are based on the amounts reported in the consolidated balance sheets.

Adjusted EBITDA, a non-GAAP measurement, represents net loss adjusted for financial expenses (income), net, depreciation and amortization, stock-based compensation expense and other non-cash or non-recurring items, as applicable. The CODM also uses Adjusted EBITDA to evaluate operating performance, compare actual results to budgets and forecasts, and support capital allocation and strategic planning decisions.

The following table presents financial information for the Company’s single reportable segment for the six months ended June 30, 2026 and 2025. The table includes the measure of segment profit or loss used by the CODM, Adjusted EBITDA, as well as significant segment expenses regularly reviewed by the CODM:

	Six months ended June 30,
	2026	2025

Revenues	$(1,164)	$(314)
Cost of revenues	1,297	797
Gross margin ($)	(133)	(483)

Operating Expenses:
Research and development, net	13,421	14,046
Sales and marketing	2,116	1,723
General and administrative	3,227	2,744
Total operating expenses	18,764	18,513

Stock-based compensation	2,281	5,845

Operating loss	(21,178)	(24,841)

Financial income, net	(2,662)	(865)

Net loss	(18,516)	(23,976)

Adjusted EBITDA	$(18,622)	$(18,637)

	Six months ended June 30,
	2026	2025

GAAP net loss attributable to ordinary shareholders	$(18,516)	$(23,976)
Add:
Financial income, net	(2,662)	(865)
Depreciation	243	267
Share-based compensation	2,222	5,573
Warrants to service providers	91	364

Adjusted EBITDA	$(18,622)	$(18,637)